Liquidity and Going Concern Uncertainties	12 Months Ended
Dec. 31, 2022
Liquidity and Going Concern Uncertainties [Abstract]
LIQUIDITY AND GOING CONCERN UNCERTAINTIES

2. LIQUIDITY AND GOING CONCERN UNCERTAINTIES

The Group’s principal sources of liquidity have been cash generated from financing and operating activities. As of December 31, 2022, the Group had RMB1,870 (US$271) of cash and cash equivalents and a working capital deficit of RMB28,579 (US$4,142). For the years ended December 31, 2020, 2021 and 2022, the Group incurred continuous losses of RMB80,565, RMB120,087 and RMB103,598 (US$15,019), respectively. For the years ended December 31, 2020, 2021 and 2022, net cash used in operating activities of RMB58,967, RMB71,709 and RMB55,060 (US$7,983), respectively. The resurgence of COVID-19 and lockdown policies in Shanghai, China had a negative impact on the Group’s operations. The above-mentioned facts raise substantial doubt about the Group’s ability to continue as a going concern. In assessing its liquidity, management monitors and analyzes the Group’s cash on-hand, its ability to generate sufficient revenue sources in the future, and its operating and capital expenditure commitments. With respect to capital funding requirements, the Group budgeted capital spending based on ongoing assessments of needs to maintain adequate cash. The Group intends to finance its future working capital requirements and capital expenditures from financing activities until the Group’s operating activities generate positive cash flows, if ever. Management expects continued capital financing through debt or equity issuances to support its working capital requirements.

In December 2022 and January 2023, the Company signed definitive investment agreements with several third-party investors. The investors agreed to purchase 33,171,421 newly issued Class A ordinary shares of the Company at a price of US$0.175 per ordinary share or, for a total purchase price of approximately US$5,805 (RMB40,038). The Company received approximately US$5,112(RMB 35,256) by April 22, 2023.

In March 2023, the Company signed definitive investment agreements with several shareholders, whereby the investors agreed to purchase an aggregate of 16,666,665 Class A ordinary shares at a price of US$0.30 per ordinary share for a total purchase price of $5,000 (RMB34,486). The Company has not received any proceeds from these agreements.

On April 6, 2023, the Company sold to institutional investors a total of 12,500,000 Class A ordinary shares, pre-funded warrants exercisable for 2,500,000 Class A ordinary shares (issuable to investors whose purchase of American Depositary Shares (“ADSs”), would otherwise result in such investor, together with its affiliates and certain related parties, beneficially owning more than 4.99% of the outstanding ADSs immediately following the consummation of this offering, and warrants exercisable for 750,000 ADSs. One ADS is equal to twenty ordinary shares. The purchase price of each pre-funded warrant is equal to the price per one ADS, minus $0.0001, and the exercise price of each pre-funded warrant will equal $0.0001 per share. The pre-funded warrants are immediately exercisable and may be exercised at any time until exercised in full. The warrants are immediately exercisable, will expire five (5) years from the original issuance date and have an exercise price of $4.00 per ADS. The Company issued to Univest Securities, LLC (“Univest”), the sole placement agent for the Offering, warrants exercisable for 37,500 ADSs, with an exercise price of $4.80 per ADS (the “Placement Agent Warrants”), pursuant to a placement agency agreement (the “Placement Agency Agreement”) dated March 31, 2023 between the Company and Univest. Other than in respect of the exercise price, the Placement Agent Warrants have terms identical to the pre-funded warrants. The Company received approximately US$3,010 (RMB20,761) from this offering.

The Group can make no assurances that required financings will be available for the amounts needed, or on terms commercially acceptable to the Group, if at all. If one or all of these events does not occur or subsequent capital raises are insufficient to bridge financial and liquidity shortfall, there would likely be a material adverse effect on the Group and its financial statements.

The consolidated financial statements have been prepared assuming that the Group will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.